Operating Leases	12 Months Ended
Dec. 31, 2022
Operating Leases
Operating Leases
8	Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
Operating lease cost	—	263	662
Lease cost for leases with terms less than one year	—	—	37
Total lease cost	—	263	699

For the year ended December 31, 2020, 2021 and 2022, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

Maturities of lease liabilities were as follows:

As of December 31,
2022
US$
2023	435
2024	326
2025	—
2026	—
2027 and thereafter	—
Total undiscounted lease payments	761
Less: imputed interest	(27)
Total lease liabilities	734

8Operating Leases (Continued)

The following table provides a summary of the Group’s lease terms and discount rates as of December 31, 2021 and 2022:

	As of December 31,	As of December 31,
	2021	2022
Weighted average remaining lease term(years)	2.29	1.59

Weighted average discount rate(percentage)	5.43%	4.75%

Supplemental information related to the Group’s operating leases for the year ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2021	2022
Cash paid for operating leases	—	1,424	466
Right-of-use assets obtained in exchange for operating lease liabilities	—	151	863